Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Class a Ordinary Shares Subject to Redemption

Gross proceeds	$126,500,000
Less:
Proceeds allocated to Public Warrants	(822,250)
Class A Ordinary Shares issuance costs	(7,466,569)
Plus:
Remeasurement of carrying value to redemption value	8,952,240
Class A Ordinary Shares subject to possible redemption, December 31, 2024	127,163,421
Plus:
Remeasurement of carrying value to redemption value	5,420,400
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$132,583,821

Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per Ordinary Share for each class of Ordinary Shares:

	For the Year Ended December 31, 2025		For the Period from July 3, 2024 (inception) through December 31, 2024
	Class A	Class B	Class A	Class B
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$2,517,346	$921,104	$54,823	$62,067
Denominator:
Weighted-average shares outstanding	12,650,000	4,628,674	3,424,586	3,877,057
Basic and diluted net income per Ordinary Share	$0.20	$0.20	$0.02	$0.02

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Equipment Useful Lives

Equipment acquired by the Company is recorded at cost, net of accumulated depreciation. Expenditures for repairs and maintenance are expensed as incurred, if any. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets as follows:

Computer hardware	4 years
Computer equipment	3 years